Variable interest entities - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Other assets	$ 409,953	$ 405,783	$ 444,438
Other liabilities	368,944	364,933
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other assets	2,337	2,235
Other liabilities	596	614
Maximum loss exposure	$ 2,934	$ 2,850